UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 1, 2018 to November 30, 2018

Commission File Number of issuing entity: 333-175117-01
Central Index Key Number of Issuing Entity: 0001523519

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-32718
Central Index Key Number of Depositor: 0001348952
ENTERGY LOUISIANA, LLC
(Exact name of sponsor as specified in its charter)
 Dawn Balash
Assistant General Counsel – Corporate and Securities
(504) 576-6755
__________________________
(Name and telephone number, including of area code, of the person to contact in connection with this filing)

LOUISIANA
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-4469646
(IRS Employer Identification No.)

4809 Jefferson Highway Jefferson, Louisiana	70121
(Address of principal executive offices of the issuing entity)	(Zip Code)

(504) 840-2608
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Investment Recovery Bonds			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is November 30, 2018.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus

Supplement relating to the Senior Secured Investment Recovery Bonds (the "Bonds"), dated September 15, 2011, and related Prospectus, dated September 2, 2011, of Entergy Louisiana Investment Recovery Funding I, L.L.C. (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on September 19, 2011.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 1, 2018 distribution date for the semi-annual distribution period of June 1, 2018 to November 30, 2018.

Item 1A.	Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.	Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1         Semi-annual Servicer's Certificate relating to the Bonds, dated November 26, 2018

*99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2018 to November 30, 2018.
.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1            Articles of Organization and Initial Report of the Issuing Entity filed with the Louisiana Secretary of State (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Form S-3/A dated August 30, 2011).

3.2            Limited Liability Company Operating Agreement of the Issuing Entity executed as of June 7, 2011 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity’s Form S-3/A dated August 30, 2011).

4.1            Indenture dated as of September 1, 2011 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Investment Recovery Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

4.2            Form of Senior Secured Investment Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

10.1            Investment Recovery Property Purchase and Sale Agreement dated as of September 1, 2011 between the Issuing Entity and Entergy Louisiana, LLC, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

10.2            Investment Recovery Property Servicing Agreement dated as of September 1, 2011 between the Issuing Entity and Entergy Louisiana, LLC, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated September 27, 2011).

10.3            Administration Agreement dated as of September 1, 2011 between the Issuing Entity and Entergy Louisiana, LLC, as administrator (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated September 27, 2011).

*99.1         Semi-annual Servicer's Certificate relating to the Bonds, dated November 26, 2018

*99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2018 to November 30, 2018.
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
(Issuing Entity)
By: Entergy Louisiana, LLC as servicer
By /s/ Steven C. McNeal

Name: Steven C. McNeal
Title: Vice President and Treasurer
Date: December 14, 2018

EXHIBIT INDEX

99.1     Semi-annual Servicer's Certificate relating to the Bonds, dated November 26, 2018.

99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 1, 2018 to November 30, 2018.